SUBSEQUENT EVENT (Details) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Dec. 29, 2014	Oct. 31, 2013
SUBSEQUENT EVENT (Details) [Line Items]
Proceeds from Legal Settlements		$ 2,000,000
Legal Fees	3,604,000	3,604,000
Payments for Legal Settlements	3,500,000
Cash, Period Increase (Decrease)	4,599,000	4,963,000
Retained Earnings (Accumulated Deficit)	(141,017,502)	(144,769,722)		(135,163,408)
AUO Settlement [Member] | Pro Forma [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Retained Earnings (Accumulated Deficit)		5,702,000
AUO Settlement [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Proceeds from Legal Settlements	2,000,000	9,000,000	9,000,000
Patent Assignment Agreement [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Proceeds from Legal Settlements	7,000,000	7,000,000
Subsequent Event [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Payments for Legal Settlements		3,500,000
Pro Forma [Member]
SUBSEQUENT EVENT (Details) [Line Items]
Cash, Period Increase (Decrease)		5,500,000
Increase (Decrease) in Gift Card Liability		202,000
Retained Earnings (Accumulated Deficit)		$ (139,067,762)